Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE RETIREMENT FUNDS, INC.
Entity Central Index Key	0001177017
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000005496
Shareholder Report [Line Items]
Fund Name	Retirement 2040 Fund
Class Name	Investor Class
Trading Symbol	TRRDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Retirement 2040 Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2040 Fund - Investor Class	$66	0.59%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2050 Index, glide path effect contributed to results for the period. Despite bouts of volatility, global equity markets advanced significantly over the year, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value, core, and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Investor Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,413	10,445	10,375
2016	10,421	10,693	10,393
2017	11,154	11,520	11,040
2017	11,740	11,769	11,427
2017	12,163	12,123	11,741
2017	12,805	13,074	12,450
2018	13,048	13,389	12,622
2018	13,048	13,542	12,704
2018	13,417	14,577	13,148
2018	12,731	13,797	12,464
2019	13,194	14,065	12,795
2019	13,091	13,880	12,634
2019	13,749	14,768	13,171
2019	14,475	15,934	13,996
2020	13,902	15,036	13,269
2020	13,908	15,471	13,239
2020	15,762	17,935	14,769
2020	16,851	18,966	15,664
2021	18,173	20,347	16,681
2021	19,519	22,264	17,966
2021	20,317	23,861	18,596
2021	19,889	23,961	18,312
2022	18,922	22,849	17,802
2022	17,636	21,444	16,876
2022	16,724	20,692	16,060
2022	17,317	21,373	16,566
2023	17,240	21,004	16,674
2023	17,648	21,880	16,980
2023	18,722	23,745	17,895
2023	18,892	24,067	18,061
2024	20,661	27,012	19,575
2024	21,429	27,916	20,185
2024	22,578	29,953	21,373
2024	23,304	32,367	21,946
2025	23,160	31,748	21,929
2025	23,409	31,578	22,379
2025	25,010	34,698	23,983
2025	26,200	36,765	25,096
2026	27,878	37,150	26,470
2026	28,966	40,876	27,843

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Retirement 2040 Fund (Investor Class)	23.74%	8.21%	11.22%
Russell 3000 Index (Regulatory Benchmark)	29.45	12.92	15.12
S&P Target Date 2040 Index (Strategy Benchmark)	24.41	9.16	10.78

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 27,399,796,000
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 130,033,000
InvestmentCompanyPortfolioTurnover	24.30%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$27,399,796 Number of Portfolio Holdings30
Holdings [Text Block]
Table Summary
Domestic Equity Funds	60.3%
International Equity Funds	25.4
Domestic Bond Funds	9.1
International Bond Funds	4.3
Short-Term and Other	0.9

Largest Holdings [Text Block]
Table Summary
T. Rowe Price Growth Stock Fund	14.7%
T. Rowe Price Value Fund	14.2
T. Rowe Price U.S. Large-Cap Core Fund	8.0
T. Rowe Price Equity Index 500 Fund	7.9
T. Rowe Price International Value Equity Fund	7.2
T. Rowe Price Overseas Stock Fund	6.6
T. Rowe Price International Stock Fund	5.8
T. Rowe Price New Income Fund	5.5
T. Rowe Price Real Assets Fund	5.2
T. Rowe Price Emerging Markets Discovery Stock Fund	3.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000005497
Shareholder Report [Line Items]
Fund Name	Retirement 2040 Fund
Class Name	Advisor Class
Trading Symbol	PARDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Retirement 2040 Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2040 Fund - Advisor Class	$94	0.84%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2050 Index, glide path effect contributed to results for the period. Despite bouts of volatility, global equity markets advanced significantly over the year, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value, core, and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,408	10,445	10,375
2016	10,412	10,693	10,393
2017	11,132	11,520	11,040
2017	11,714	11,769	11,427
2017	12,130	12,123	11,741
2017	12,763	13,074	12,450
2018	12,998	13,389	12,622
2018	12,989	13,542	12,704
2018	13,345	14,577	13,148
2018	12,656	13,797	12,464
2019	13,107	14,065	12,795
2019	12,998	13,880	12,634
2019	13,642	14,768	13,171
2019	14,354	15,934	13,996
2020	13,777	15,036	13,269
2020	13,771	15,471	13,239
2020	15,604	17,935	14,769
2020	16,666	18,966	15,664
2021	17,965	20,347	16,681
2021	19,288	22,264	17,966
2021	20,061	23,861	18,596
2021	19,628	23,961	18,312
2022	18,661	22,849	17,802
2022	17,377	21,444	16,876
2022	16,467	20,692	16,060
2022	17,041	21,373	16,566
2023	16,961	21,004	16,674
2023	17,347	21,880	16,980
2023	18,396	23,745	17,895
2023	18,551	24,067	18,061
2024	20,271	27,012	19,575
2024	21,013	27,916	20,185
2024	22,127	29,953	21,373
2024	22,820	32,367	21,946
2025	22,664	31,748	21,929
2025	22,897	31,578	22,379
2025	24,442	34,698	23,983
2025	25,594	36,765	25,096
2026	27,216	37,150	26,470
2026	28,265	40,876	27,843

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Retirement 2040 Fund (Advisor Class)	23.44%	7.94%	10.95%
Russell 3000 Index (Regulatory Benchmark)	29.45	12.92	15.12
S&P Target Date 2040 Index (Strategy Benchmark)	24.41	9.16	10.78

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 27,399,796,000
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 130,033,000
InvestmentCompanyPortfolioTurnover	24.30%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$27,399,796 Number of Portfolio Holdings30
Holdings [Text Block]
Table Summary
Domestic Equity Funds	60.3%
International Equity Funds	25.4
Domestic Bond Funds	9.1
International Bond Funds	4.3
Short-Term and Other	0.9

Largest Holdings [Text Block]
Table Summary
T. Rowe Price Growth Stock Fund	14.7%
T. Rowe Price Value Fund	14.2
T. Rowe Price U.S. Large-Cap Core Fund	8.0
T. Rowe Price Equity Index 500 Fund	7.9
T. Rowe Price International Value Equity Fund	7.2
T. Rowe Price Overseas Stock Fund	6.6
T. Rowe Price International Stock Fund	5.8
T. Rowe Price New Income Fund	5.5
T. Rowe Price Real Assets Fund	5.2
T. Rowe Price Emerging Markets Discovery Stock Fund	3.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000005498
Shareholder Report [Line Items]
Fund Name	Retirement 2040 Fund
Class Name	R Class
Trading Symbol	RRTDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Retirement 2040 Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2040 Fund - R Class	$122	1.09%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2050 Index, glide path effect contributed to results for the period. Despite bouts of volatility, global equity markets advanced significantly over the year, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value, core, and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	R Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,402	10,445	10,375
2016	10,397	10,693	10,393
2017	11,116	11,520	11,040
2017	11,686	11,769	11,427
2017	12,091	12,123	11,741
2017	12,717	13,074	12,450
2018	12,939	13,389	12,622
2018	12,920	13,542	12,704
2018	13,272	14,577	13,148
2018	12,577	13,797	12,464
2019	13,020	14,065	12,795
2019	12,900	13,880	12,634
2019	13,534	14,768	13,171
2019	14,231	15,934	13,996
2020	13,650	15,036	13,269
2020	13,639	15,471	13,239
2020	15,435	17,935	14,769
2020	16,479	18,966	15,664
2021	17,752	20,347	16,681
2021	19,047	22,264	17,966
2021	19,796	23,861	18,596
2021	19,358	23,961	18,312
2022	18,395	22,849	17,802
2022	17,117	21,444	16,876
2022	16,217	20,692	16,060
2022	16,770	21,373	16,566
2023	16,673	21,004	16,674
2023	17,044	21,880	16,980
2023	18,067	23,745	17,895
2023	18,208	24,067	18,061
2024	19,878	27,012	19,575
2024	20,601	27,916	20,185
2024	21,679	29,953	21,373
2024	22,345	32,367	21,946
2025	22,174	31,748	21,929
2025	22,391	31,578	22,379
2025	23,885	34,698	23,983
2025	24,990	36,765	25,096
2026	26,563	37,150	26,470
2026	27,563	40,876	27,843

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Retirement 2040 Fund (R Class)	23.10%	7.67%	10.67%
Russell 3000 Index (Regulatory Benchmark)	29.45	12.92	15.12
S&P Target Date 2040 Index (Strategy Benchmark)	24.41	9.16	10.78

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 27,399,796,000
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 130,033,000
InvestmentCompanyPortfolioTurnover	24.30%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$27,399,796 Number of Portfolio Holdings30
Holdings [Text Block]
Table Summary
Domestic Equity Funds	60.3%
International Equity Funds	25.4
Domestic Bond Funds	9.1
International Bond Funds	4.3
Short-Term and Other	0.9

Largest Holdings [Text Block]
Table Summary
T. Rowe Price Growth Stock Fund	14.7%
T. Rowe Price Value Fund	14.2
T. Rowe Price U.S. Large-Cap Core Fund	8.0
T. Rowe Price Equity Index 500 Fund	7.9
T. Rowe Price International Value Equity Fund	7.2
T. Rowe Price Overseas Stock Fund	6.6
T. Rowe Price International Stock Fund	5.8
T. Rowe Price New Income Fund	5.5
T. Rowe Price Real Assets Fund	5.2
T. Rowe Price Emerging Markets Discovery Stock Fund	3.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000244823
Shareholder Report [Line Items]
Fund Name	Retirement 2040 Fund
Class Name	I Class
Trading Symbol	TRHDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Retirement 2040 Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2040 Fund - I Class	$47	0.42%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2050 Index, glide path effect contributed to results for the period. Despite bouts of volatility, global equity markets advanced significantly over the year, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value, core, and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	I Class	Regulatory Benchmark	Strategy Benchmark
11/13/23	500,000	500,000	500,000
11/30/23	519,245	520,373	519,476
2/29/24	568,406	584,038	563,025
5/31/24	589,926	603,581	580,565
8/31/24	621,910	647,631	614,736
11/30/24	642,048	699,825	631,205
2/28/25	638,322	686,440	630,728
5/31/25	645,405	682,760	643,669
8/31/25	689,930	750,215	689,792
11/30/25	723,121	794,917	721,798
2/28/26	769,677	803,247	761,323
5/31/26	800,159	883,801	800,817

Average Annual Return [Table Text Block]
Table Summary
	1 Year	Since Inception 11/13/23
Retirement 2040 Fund (I Class)	23.98%	20.28%
Russell 3000 Index (Regulatory Benchmark)	29.45	25.07
S&P Target Date 2040 Index (Strategy Benchmark)	24.41	20.32

Performance Inception Date	Nov. 13, 2023
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 27,399,796,000
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 130,033,000
InvestmentCompanyPortfolioTurnover	24.30%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$27,399,796 Number of Portfolio Holdings30
Holdings [Text Block]
Table Summary
Domestic Equity Funds	60.3%
International Equity Funds	25.4
Domestic Bond Funds	9.1
International Bond Funds	4.3
Short-Term and Other	0.9

Largest Holdings [Text Block]
Table Summary
T. Rowe Price Growth Stock Fund	14.7%
T. Rowe Price Value Fund	14.2
T. Rowe Price U.S. Large-Cap Core Fund	8.0
T. Rowe Price Equity Index 500 Fund	7.9
T. Rowe Price International Value Equity Fund	7.2
T. Rowe Price Overseas Stock Fund	6.6
T. Rowe Price International Stock Fund	5.8
T. Rowe Price New Income Fund	5.5
T. Rowe Price Real Assets Fund	5.2
T. Rowe Price Emerging Markets Discovery Stock Fund	3.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless